Stockholder’s Deficit	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Equity [Abstract]
Stockholder’s Deficit

Note 17— Stockholder’s Deficit

Preferred Stock— The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.01 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2025 and September 30, 2025, there were no shares of preferred stock issued or outstanding.

Common Stock— The Company is authorized to issue 150,000,000 shares of common stock with par value of $0.01 each. As of December 31, 2025 and September 30, 2025, there were 16,516,603 and 14,521,094 shares of Common Stock issued and outstanding, respectively.

Warrants

As part of the Bannix IPO, Bannix issued 6,900,000 warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, Bannix completed the private sale of 406,000 Private Placement warrants where each warrant allows the holder to purchase one share of the Company’s Class A common stock at $11.50 per share.

Bannix accounted for the 6,900,000 warrants issued in connection with the IPO and private placement in accordance with the guidance contained in ASC Topic 815 “Derivatives and Hedging” whereby under that provision, the Private Warrants did not meet the criteria for equity treatment and were recorded as a liability. Accordingly, Bannix classified the Private Warrants as a liability at fair value and adjusts them to fair value at each reporting period. The Public Warrants met the classification for equity treatment.

The warrants became exercisable on the later of 12 months from the closing of this offering or upon completion of its initial Business Combination and will expire five years after the completion of Reverse Acquisition, at 5:00 p.m., Eastern Time, or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may redeem the warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption, to each warrant holder; and

●	if, and only if, the reported last sale price of the Public Shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day until the date of redemption.

At the time of the Reverse Acquisition, The Private Placement Warrants became identical to the Public Warrants underlying the Units sold in the Bannix IPO. The Private Placement Warrants were classified as Equity upon close of the Reverse Acquisition. During the three months ended December 31, 2025, 495,509 warrants were exercised for $5,698,354. At December 31, 2025, there were 7,109,483 warrants outstanding inclusive of 300,000 Pre-Funded warrants (See Note 8).

Conversion of public and private rights

On July 14, 2025, at the close of the Reverse Acquisition, 6,900,000 public rights and 406,000 private rights under Bannix were converted for Common shares on a ten-to-one basis.

Stock based compensation

Omnibus Equity Incentive Plan

On August 5, 2025, the Board of Directors (the “Board”) of Bannix adopted Bannix’s 2025 Omnibus Equity Incentive Plan (the “Plan”), which authorizes the issuance of up to 7,000,000 shares of Bannix’s common stock, par value $0.01 per share (the “Common Stock”). The Plan is subject to approval by Bannix’s shareholders within twelve (12) months of the Board’s adoption date. If shareholder approval is obtained, the Plan will become effective as of August 5, 2025. The Plan provides for the grant of various equity-based awards, including non-qualified stock options, incentive stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards, performance unit awards, unrestricted stock awards, distribution equivalent rights, or any combination thereof. The Plan is intended to assist Bannix in attracting, retaining, and incentivizing key management employees, directors, and consultants, and to align their interests with those of Bannix’s shareholders.

Stock Options

On August 6, 2025 and September 2, 2025, the Company entered into several employment agreements, pursuant to which the Company granted 6,350,000 options to employees with vesting periods of 4 years and exercise price of $7.2 and $9.09, respectively. For the three months ended December 31, 2025 and 2024, total stock-based compensation related to the employments agreements was $2,009,847 and $0 and included in general and administrative expense on the accompanying consolidated statements of operations.

On July 16, 2025, the Company entered into a consultant non statutory stock option agreement with a vendor, pursuant to which the vendor was granted 500,000 stock options that vested immediately at an exercise price of $3.27 and total compensation expense of $1,452,240 was recognized during the year ended September 30, 2025.

The assumptions used in the Black-Scholes model are set forth in the table immediately below:

August 6, 2025 - September 2, 2025
Exercise price	3.27 - 9.09
Risk-free interest rate	3.58 -3.91%
Volatility	101.4 - 114.4%
Expected life (years)	3.19 - 5.00
Dividend yield	0%

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2024	—	$—	$—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at September 30, 2025	6,850,000	7.42	5.23
Granted	—	—	—
Expired	—	—	—
Exercised	—	—	—
Outstanding at December 31, 2025	6,850,000	$7.42	$4.98

At December 31, 2025 and September 30, 2025, the intrinsic value of outstanding options are $12,579,500 and $14,429,000, respectively. At December 31, 2025 and September 30, 2025, 500,000 options were vested and exercisable.

The Company will recognize the remaining total stock-based compensation of $29,118,682 in future periods as follows:

Year	Amount
2026	$6,029,541
2027	8,039,388
2028	8,039,388
2029	7,002,682
2030	7,683
Total	$29,118,682

Restricted stock units (“RSUs”)

On August 1, 2025, the Company entered into agreements with three independent directors, pursuant to which each independent directors will be granted $60,000 of restricted stock units annually. The restricted stock units will vest after 1 year of service. For the three months ended December 31, 2025 and 2024, the Company recorded stock-based compensation expense related to the RSUs of $45,000 and $0, respectively. At December 31, 2025 and September 30, 2025, unearned compensation is $105,000 and $150,000, respectively and will be recognized in the future.

The following table summarizes RSU issuance and related stock-based expense.

Quarter ended	RSU issued	Value of RSUs issued	Stock based compensation
September 30, 2025	15,735	$180,000	$30,000
December 31, 2025	—	—	45,000
	15,735	$180,000	$75,000

Issuance of shares to former directors

On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued and stock-based compensation of $125,000 related the compensation agreements with two former directors was included in general and administrative expense on the consolidated statements of operations during the year ended September 30, 2025. There were no issuance of shares for the three months ended December 31, 2025.

Other share issuances

As outlined in Note 14, the Company issued 200,000 shares of Common stock at a fair value of $470,000 pursuant to the SEPA during the year ended September 30, 2025. There were no issuance of shares under this agreement for the three months ended December 31, 2025.

At the close of the Reverse Acquisition, Bannix owed a vendor 22,500 shares pursuant to an agreement for the provision of services. On July 25, 2025, the Company issued the Common Shares to the vendor to satisfy the outstanding obligation.

As stated in Note 8, the Company issued 1,500,000 Class A Common Shares pursuant to the asset acquisition.

Stock-based compensation liability

In November 2025, the Company entered into an advisory services agreement with an independent member of the board of directors. As compensation for the services of the board member, a compensation of $30,000 monthly payable in cash and $5,000 monthly payable in shares. At December 31, 2025, the $10,000 payable in shares was not issued to the director and is included in stock-based compensation liability on the accompanying unaudited condensed consolidated balance sheets. There were no shares payable and unissued at September 30, 2025.

On December 8, 2025, the Company entered into independent director agreements with two members of the board of directors. As compensation for services, the directors will receive an annual compensation of $3,000 and 60,000 RSUs. In addition, one of the directors serves as chairperson of the business development committee and is entitled to an additional annual compensation of $120,000 and 60,000 RSUs of which 30,000 is payable and vests upon execution of the agreement and 30,000 six months later. At December 31,2025, the 30,000 RSU that were due immediate were unpaid and included at fair value of $277,800 in stock-based compensation liability on the accompanying unaudited condensed consolidated balance sheets. There were no shares payable and unissued at September 30, 2025.

On October 9, 2025, the Company entered into a consulting arrangement with a vendor, pursuant to which $75,000 of RSUs will be issued within 5 days of the execution date and the contract then 6 months later. At December 31, 2025, the Company did not issue the first RSUs to the vendor and the $75,000 is included in stock-based compensation liability on the unaudited condensed consolidated balance sheets. There were no shares payable and unissued at September 30, 2025.

As stated in Note 16, pursuant to the PVML Agreement, the payment contains an equity component valued at $350,000, to be settled through the issuance of 35,000 shares of the Company's common stock valued at $10.00 per share. At December 31, 2025, did not issue these shares and the $350,000 payable in shares is included in stock-based compensation liability on the accompanying unaudited condensed consolidated balance sheets. There were no shares payable and unissued at September 30, 2025.

Note 12— Stockholder’s Deficit

Preferred Stock— The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.01 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2025 and 2024, there were no shares of preferred stock issued or outstanding.

Common Stock— The Company is authorized to issue 150,000,000 shares of common stock with par value of $0.01 each. As of September 30, 2025 and 2024, there were 14,521,094 and 11,000,000 shares of Common Stock issued and outstanding, respectively.

Warrants

As part of the Bannix IPO, Bannix issued 6,900,000 warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, Bannix completed the private sale of 406,000 Private Placement warrants where each warrant allows the holder to purchase one share of the Company’s Class A common stock at $11.50 per share.

Bannix accounted for the 6,900,000 warrants issued in connection with the IPO and private placement in accordance with the guidance contained in ASC Topic 815 “Derivatives and Hedging” whereby under that provision, the Private Warrants did not meet the criteria for equity treatment and were recorded as a liability. Accordingly, Bannix classified the Private Warrants as a liability at fair value and adjusts them to fair value at each reporting period. The Public Warrants met the classification for equity treatment.

The warrants became exercisable on the later of 12 months from the closing of this offering or upon completion of its initial Business Combination and will expire five years after the completion of Reverse Acquisition, at 5:00 p.m., Eastern Time, or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may redeem the warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption, to each warrant holder; and

●	if, and only if, the reported last sale price of the Public Shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day until the date of redemption.

At the time of the Reverse Acquisition, The Private Placement Warrants became identical to the Public Warrants underlying the Units sold in the Bannix IPO. The Private Placement Warrants were classified as Equity upon close of the Reverse Acquisition. During the year ended September 2025 and the period from March 20, 2024 (inception) to September 30, 2024, 1008 and 0 warrants were exercised. At September 30, 2025, there were 7,304,992 warrants outstanding.

Conversion of public and private rights

On July 14, 2025, at the close of the Reverse Acquisition, 6,900,000 public rights and 406,000 private rights under Bannix were converted for Common shares on a ten-to-one basis.

Stock based compensation

Omnibus Equity Incentive Plan

On August 5, 2025, the Board of Directors (the “Board”) of Bannix adopted Bannix’s 2025 Omnibus Equity Incentive Plan (the “Plan”), which authorizes the issuance of up to 7,000,000 shares of Bannix’s common stock, par value $0.01 per share (the “Common Stock”). The Plan is subject to approval by Bannix’s shareholders within twelve (12) months of the Board’s adoption date. If shareholder approval is obtained, the Plan will become effective as of August 5, 2025. The Plan provides for the grant of various equity-based awards, including non-qualified stock options, incentive stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards, performance unit awards, unrestricted stock awards, distribution equivalent rights, or any combination thereof. The Plan is intended to assist Bannix in attracting, retaining, and incentivizing key management employees, directors, and consultants, and to align their interests with those of Bannix’s shareholders.

Stock Options

On August 6, 2025 and September 2, 2025, the Company entered into several employment agreements, pursuant to which the Company granted 6,350,000 options to employees with vesting periods of 4 years and exercise price of $7.2 and $9.09, respectively. For the year ended September 30, 2025 and the period from March 20, 2024 (inception) to September 30, 2024, total stock-based compensation related to the employments agreements was $511,847 and $0 and included in general and administrative expense on the accompanying consolidated statements of operations.

On July 16, 2025, the Company entered into a consultant non statutory stock option agreement with a vendor, pursuant to which the vendor was granted 500,000 stock options that vested immediately at an exercise price of $3.27. For the year ended September 30, 2025 and the period from March 20, 2024 (inception) to September 30, 2024, total stock based compensation of $2,481,283 and $0, respectively, related to this grant was included in general and administrative expense on the accompanying consolidated statements of operations.

The assumptions used in the Black-Scholes model during the years ended September 30, 2025, are set forth in the table immediately below:

June 30, 2025
Exercise price	3.27 – 9.09
Risk-free interest rate	3.58 – 3.91%
Volatility	101.4 – 114.4%
Expected life (years)	3.19-5.00
Dividend yield	$0%

The following is an analysis of the stock option grant activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2024	—	$—	—
Granted	6,850,000	7.42	5.23
Expired	—	—	—
Exercised	—	—	—
Outstanding at September 30, 2025	6,850,000	$7.42	5.23
Exercisable at September 30, 2025	—

The Company will recognize the remaining total stock-based compensation of $31,128,519 in future periods as follows:

Year	Amount
Remainder of 2025	$2,009,847
2026	8,039,388
2027	8,039,388
2028	8,039,388
2029	5,000,388
Total	$31,128,519

Restricted stock units (“RSUs”)

On August 1, 2025, the Company entered into agreements with three independent directors, pursuant to which each independent directors will be granted $60,000 of restricted stock units annually. The restricted stock units will vest after 1 year of service. During the year ended September 30, 2025 and the period from March 20, 2024 (inception) to September 30, 2024, the Company issued 15,735 shares and 0 shares, respectively to the independent directors pursuant to the agreement and representing $60,000 in restricted stock payable to each independent director. For the year ended September 30, 2025 and the period from March 20, 2024 (inception) to September 30, 2024, the Company recorded stock based compensation expense related to the RSUs of $30,000 and $0, respectively. At September 30, 2025 and 2024, unearned compensation is $150,000 and $0, respectively and will be recognized in future years.

Issuance of shares to former directors

On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued. For the year ended September 30, 2025, total stock based compensation of $125,000 related to the compensation agreements with three former directors was included in general and administrative expense on the accompanying consolidated statements of operations.

Other share issuances

As outlined in Note 9, the Company issued 200,000 shares of Common stock at a fair value of $470,000 pursuant to the SEPA.

At the close of the Reverse Acquisition, Bannix owed a vendor 22,500 shares pursuant to an agreement for the provision of services. On July 25, 2025, the Company issued the Common Shares to the vendor to satisfy the outstanding obligation.